Long-term liabilities (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Total	1,280,023	1,255,588
Less: current portion	(9,130)	(8,339)
Long-term liabilities	1,270,893	1,247,249
Generation | Revolving Credit Facility
Debt Instrument [Line Items]
Total	23,400	124,570
Generation | Senior Unsecured Notes | Algonquin Power Co. Senior Unsecured Notes
Debt Instrument [Line Items]
Total	484,553	284,757
Generation | Senior Debt | Shady Oaks Wind Facility Senior Debt
Debt Instrument [Line Items]
Total	88,168	129,759
Generation | Senior Debt | Long Sault Hydro Facility Senior Debt
Debt Instrument [Line Items]
Total	36,048	37,143
Generation | Senior Debt | Sanger Terminal Facility Bonds
Debt Instrument [Line Items]
Total	0	20,421
Generation | Senior Debt | Chuteford Hydro Facility Senior Debt
Debt Instrument [Line Items]
Total	3,028	3,417
Distribution
Debt Instrument [Line Items]
Total	644,826
Distribution | Revolving Credit Facility
Debt Instrument [Line Items]
Total	23,898	85,620
Distribution | Senior Unsecured Notes | Liberty Utilities Co. Senior Unsecured Notes
Debt Instrument [Line Items]
Total	423,436	388,214
Distribution | Senior Unsecured Notes | Calpeco Electric System Senior Unsecured Notes
Debt Instrument [Line Items]
Total	81,207	74,452
Distribution | Senior Unsecured Notes | Liberty Water Co, Senior Unsecured Notes
Debt Instrument [Line Items]
Total	58,005	53,180
Distribution | Senior Unsecured Notes | Granite State, Senior Unsecured Long-term Notes
Debt Instrument [Line Items]
Total	17,402	15,954
Distribution | Bonds | New England Gas System, First Mortgage Bonds
Debt Instrument [Line Items]
Total	27,288	25,244
Distribution | Bonds | LPSCo Water Bonds
Debt Instrument [Line Items]
Total	12,441	11,668
Distribution | Loans | Bella Vista Water Loans
Debt Instrument [Line Items]
Total	1,149	1,189